Intangible Assets and Goodwill - Summary of Aggregate Amount of Goodwill is Allocated to Each CGU (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	$ 31,974,526	$ 42,333,174
Biodroga
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	3,283,626	3,283,626
SugarLeaf
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill		$ 39,049,548
Sprout Foods
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill	$ 28,690,900